Revenue (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of revenue

	Consolidated
	2018	2017	2016
	A$’000	A$’000	A$’000

From continuing operations

Sales revenue
Bank interest	119	249	406

	119	249	406

Revenue from continuing operations	119	249	406